Form N-1A Supplement	Jun. 29, 2026
Invesco Global Strategic Income Fund | Invesco Global Strategic Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED JUNE 29, 2026 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR:
Invesco Global Strategic Income Fund
Invesco International Bond Fund
Invesco V.I. Global Strategic Income Fund
(each a “Fund” and collectively the “Funds”)
This supplement amends the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information of the above referenced Funds and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information and retain it for future reference.

Invesco International Bond Fund | Invesco International Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED JUNE 29, 2026 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR:
Invesco Global Strategic Income Fund
Invesco International Bond Fund
Invesco V.I. Global Strategic Income Fund
(each a “Fund” and collectively the “Funds”)
This supplement amends the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information of the above referenced Funds and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information and retain it for future reference.

Invesco V.I. Global Strategic Income Fund | Invesco V.I. Global Strategic Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED JUNE 29, 2026 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR:
Invesco Global Strategic Income Fund
Invesco International Bond Fund
Invesco V.I. Global Strategic Income Fund
(each a “Fund” and collectively the “Funds”)
This supplement amends the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information of the above referenced Funds and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information and retain it for future reference.